Schedule of Investments
(unaudited)
July 31, 2026
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.9%
AAR Corp.
(a)
....................... 6,744 $ 944,430
AeroVironment, Inc.
(a) (b)
................ 11,938 1,783,179
Archer Aviation, Inc. , Class A
(a) (b)
.......... 206,947 960,234
Arxis, Inc. , Class A
(a)
.................. 14,541 789,576
Astronics Corp.
(a)
.................... 9,006 625,827
Beta Technologies, Inc. , Class A
(a)
......... 11,152 211,107
Cadre Holdings, Inc. .................. 8,604 265,261
Ducommun, Inc.
(a)
................... 3,823 684,393
Eve Holding, Inc.
(a)
................... 9,287 21,546
Hexcel Corp. ....................... 22,983 2,366,100
Huntington Ingalls Industries, Inc. ......... 7,406 2,417,689
Intuitive Machines, Inc. , Class A
(a) (b)
........ 19,215 237,113
Karman Holdings, Inc.
(a) (b)
.............. 39,123 1,883,772
Kratos Defense & Security Solutions, Inc.
(a)
.. 57,878 2,697,115
Leonardo DRS, Inc. .................. 23,009 1,059,564
Loar Holdings, Inc.
(a) (b)
................. 12,699 869,247
Mercury Systems, Inc.
(a)
............... 17,159 1,666,139
Moog, Inc. , Class A .................. 8,863 3,455,241
National Presto Industries, Inc. ........... 1,007 122,270
Redwire Corp.
(a)
..................... 62,276 536,819
Satellogic, Inc. , Class A
(a)
.............. 16,381 58,644
StandardAero, Inc.
(a) (b)
................. 72,243 2,117,442
V2X, Inc.
(a)
........................ 3,840 346,522
Voyager Technologies, Inc. , Class A
(a) (b)
..... 17,060 418,482
VSE Corp. ........................ 8,145 1,583,307
York Space Systems, Inc.
(a) (b)
............ 5,747 84,653
28,205,672
Air Freight & Logistics — 0.1%
GXO Logistics, Inc.
(a)
................. 15,418 773,367
Hub Group, Inc. , Class A ............... 8,085 376,195
1,149,562
Automobile Components — 0.4%
Dana, Inc. ......................... 19,607 528,017
Dauch Corp.
(a)
...................... 30,664 173,252
Dorman Products, Inc.
(a) (b)
.............. 3,821 508,804
Fox Factory Holding Corp.
(a)
............. 6,387 114,966
Gentex Corp. ...................... 21,266 496,774
Gentherm, Inc.
(a)
.................... 4,094 166,135
Goodyear Tire & Rubber Co. (The)
(a)
....... 42,819 297,592
Mobileye Global, Inc. , Class A
(a) (b)
......... 52,876 419,835
Patrick Industries, Inc. ................ 4,608 380,390
Phinia, Inc. ........................ 4,080 300,247
Solid Power, Inc. , Class A
(a) (b)
............ 24,613 50,703
XPEL, Inc.
(a) (b) (c)
..................... 6,711 297,767
3,734,482
Automobiles — 0.0%
Lucid Group, Inc. , Class A
(a) (b)
............ 25,006 184,544
Banks — 2.0%
Amalgamated Financial Corp. ........... 2,274 112,290
Ameris Bancorp ..................... 7,428 647,796
Axos Financial, Inc.
(a)
................. 8,987 911,372
BancFirst Corp. ..................... 3,132 353,352
Bancorp, Inc. (The)
(a)
................. 12,214 819,193
Bank First Corp. .................... 1,702 259,963
Bank of Hawaii Corp. ................. 5,369 428,983
City Holding Co. .................... 1,716 249,009
Coastal Financial Corp.
(a)
.............. 2,350 96,327
Columbia Financial, Inc. ............... 30,310 327,651
Esquire Financial Holdings, Inc. .......... 2,508 324,084
First Financial Bankshares, Inc. .......... 20,269 712,253
Five Star Bancorp ................... 2,316 109,292
Security
Shares
Shares Value
Banks (continued)
Flagstar Bank NA .................... 61,209 $ 870,392
German American Bancorp, Inc. .......... 5,193 264,220
HomeTrust Bancshares, Inc. ............ 2,095 107,243
Lakeland Financial Corp. ............... 2,911 182,374
Live Oak Bancshares, Inc. .............. 5,269 225,513
NB Bancorp, Inc. .................... 13,225 304,307
Nicolet Bankshares, Inc. ............... 2,599 444,221
Northeast Bank
(b)
.................... 1,330 165,146
Pathward Financial, Inc. ............... 3,454 304,781
Peapack-Gladstone Financial Corp. ....... 2,531 116,375
Pinnacle Financial Partners, Inc. .......... 25,223 2,654,216
Popular, Inc. ....................... 7,248 1,269,922
QCR Holdings, Inc. .................. 1,903 195,914
Seacoast Banking Corp. of Florida ........ 29,895 1,038,552
ServisFirst Bancshares, Inc. ............ 8,422 753,769
Stock Yards Bancorp, Inc. .............. 4,489 382,014
Texas Capital Bancshares, Inc. .......... 12,953 1,280,404
TFS Financial Corp. .................. 9,092 167,384
Triumph Financial, Inc.
(a) (b)
.............. 3,659 277,828
Webster Financial Corp. ............... 16,571 1,279,613
Wintrust Financial Corp. ............... 7,453 1,189,052
WSFS Financial Corp. ................ 6,825 547,365
19,372,170
Beverages — 0.6%
Boston Beer Co., Inc. (The) , Class A
(a)
...... 1,157 211,962
Celsius Holdings, Inc.
(a) (b)
............... 57,636 1,683,548
Coca-Cola Consolidated, Inc. ............ 17,779 3,340,674
Vita Coco Co., Inc. (The)
(a)
.............. 15,600 1,028,664
6,264,848
Biotechnology — 7.2%
(a)
ACADIA Pharmaceuticals, Inc. ........... 39,884 1,031,799
ADMA Biologics, Inc. ................. 70,846 599,357
Agios Pharmaceuticals, Inc. ............. 10,195 306,054
Alkermes plc ....................... 25,219 1,235,479
AnaptysBio, Inc. .................... 1,816 96,902
Apogee Therapeutics, Inc. .............. 12,662 1,697,847
Arbutus Biopharma Corp.
(b)
............. 24,628 106,885
Arcus Biosciences, Inc. ................ 10,349 291,738
Arcutis Biotherapeutics, Inc. ............ 33,974 912,542
Ardelyx, Inc. ....................... 41,767 206,747
ArriVent Biopharma, Inc. ............... 4,450 132,699
Arrowhead Pharmaceuticals, Inc. ......... 24,448 2,069,523
Aurinia Pharmaceuticals, Inc. ............ 22,962 341,674
Beam Therapeutics, Inc.
(b)
.............. 29,031 740,871
BioCryst Pharmaceuticals, Inc. ........... 73,787 662,607
BioMarin Pharmaceutical, Inc. ........... 21,146 1,269,183
Bridgebio Pharma, Inc. ................ 51,606 4,133,124
CareDx, Inc. ....................... 7,413 324,022
Caris Life Sciences, Inc. ............... 34,027 533,203
CG oncology, Inc. ................... 17,937 1,276,935
Cogent Biosciences, Inc.
(b)
.............. 48,762 1,898,305
Corvus Pharmaceuticals, Inc. ............ 7,654 101,492
Cytokinetics, Inc. .................... 38,968 3,005,602
Disc Medicine, Inc.
(b)
.................. 11,028 849,156
Dyne Therapeutics, Inc. ............... 32,522 818,904
Evommune, Inc.
(b)
................... 5,847 65,779
Exelixis, Inc. ....................... 36,372 1,928,807
GRAIL, Inc. ........................ 6,428 440,704
Ideaya Biosciences, Inc. ............... 17,397 617,593
ImmunityBio, Inc.
(b)
................... 118,645 850,685
Immunome, Inc.
(b)
................... 17,326 394,340
Immunovant, Inc. .................... 26,918 1,039,573
Inhibrx Biosciences, Inc. ............... 2,904 238,273

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Ionis Pharmaceuticals, Inc.
(b)
............ 51,765 $ 2,679,874
Kiniksa Pharmaceuticals International plc , Class
A ............................ 8,514 632,931
Krystal Biotech, Inc.
(b)
................. 8,064 2,750,792
Kymera Therapeutics, Inc. .............. 8,334 861,736
Madrigal Pharmaceuticals, Inc. ........... 6,018 2,812,332
MannKind Corp.
(b)
................... 94,032 367,665
MeiraGTx Holdings plc ................ 12,859 151,608
Mineralys Therapeutics, Inc. ............ 17,151 437,693
Mirum Pharmaceuticals, Inc.
(b)
........... 13,879 1,470,480
Neurocrine Biosciences, Inc. ............ 31,557 5,263,708
Novavax, Inc.
(b)
..................... 18,890 138,275
Nurix Therapeutics, Inc. ............... 9,642 223,791
Olema Pharmaceuticals, Inc. ............ 8,602 98,493
ORIC Pharmaceuticals, Inc. ............. 7,494 82,958
Palvella Therapeutics, Inc.
(b)
............ 1,578 219,405
Praxis Precision Medicines, Inc. .......... 6,781 2,087,395
Precigen, Inc.
(b)
..................... 22,039 138,184
Protagonist Therapeutics, Inc. ........... 7,026 960,033
PTC Therapeutics, Inc. ................ 22,792 1,550,084
Recursion Pharmaceuticals, Inc. , Class A
(b)
.. 50,425 151,275
Relay Therapeutics, Inc. ............... 25,947 488,582
Rhythm Pharmaceuticals, Inc. ........... 16,599 1,647,451
Sana Biotechnology, Inc. ............... 25,406 79,521
Savara, Inc. ....................... 12,910 70,489
Scholar Rock Holding Corp. ............. 8,820 417,142
SELLAS Life Sciences Group, Inc.
(b)
....... 57,511 575,685
Spyre Therapeutics, Inc. ............... 8,788 864,124
Stoke Therapeutics, Inc.
(b)
.............. 16,624 479,769
Syndax Pharmaceuticals, Inc. ........... 26,656 507,797
Tango Therapeutics, Inc. ............... 29,437 800,098
Taysha Gene Therapies, Inc. ............ 66,429 389,274
TG Therapeutics, Inc.
(b)
................ 45,253 2,354,513
Travere Therapeutics, Inc. .............. 29,119 1,627,461
Twist Bioscience Corp.
(b)
............... 18,862 1,726,816
Tyra Biosciences, Inc. ................. 1,509 48,107
Ultragenyx Pharmaceutical, Inc. .......... 10,374 258,416
Vaxcyte, Inc. ....................... 24,348 1,316,740
Vera Therapeutics, Inc. , Class A .......... 16,667 535,011
Veracyte, Inc. ...................... 24,118 1,117,146
Vericel Corp. ....................... 15,925 731,913
Viking Therapeutics, Inc.
(b)
.............. 15,800 501,492
Vir Biotechnology, Inc. ................ 15,618 135,252
Viridian Therapeutics, Inc. .............. 10,290 194,687
Zymeworks, Inc. .................... 5,891 129,248
70,293,850
Broadline Retail — 0.3%
(a)
Etsy, Inc. ......................... 12,369 1,010,300
Ollie's Bargain Outlet Holdings, Inc.
(b)
...... 19,224 1,412,387
Pattern Group, Inc. , Class A ............. 11,471 264,063
2,686,750
Building Products — 3.2%
A O Smith Corp. .................... 15,808 950,535
AAON, Inc. ........................ 21,257 1,893,148
Advanced Drainage Systems, Inc. ........ 22,980 3,182,270
Allegion plc ........................ 12,972 2,041,793
Armstrong World Industries, Inc. .......... 13,262 2,316,341
AZZ, Inc.
(b)
........................ 8,939 1,293,652
Carlisle Cos., Inc. ................... 7,178 2,583,506
CSW Industrials, Inc.
(b)
................ 5,078 1,619,527
Griffon Corp. ....................... 6,739 580,700
Hayward Holdings, Inc.
(a)
............... 35,243 533,227
Louisiana-Pacific Corp. ................ 9,026 653,753
Security
Shares
Shares Value
Building Products (continued)
Madison Air Solutions Corp. , Class A
(a) (b)
.... 29,957 $ 870,550
Masco Corp. ....................... 25,885 1,850,260
Modine Manufacturing Co.
(a)
............ 14,982 3,012,281
Resideo Technologies, Inc.
(a)
............ 42,234 1,448,626
Simpson Manufacturing Co., Inc. ......... 12,916 2,424,850
Tecnoglass Holdings, Inc. .............. 7,009 304,471
Trex Co., Inc.
(a)
..................... 15,728 681,966
UFP Industries, Inc. .................. 6,238 541,084
Zurn Elkay Water Solutions Corp. ......... 47,616 2,405,084
31,187,624
Capital Markets — 3.8%
Acadian Asset Management, Inc. ......... 8,788 760,074
Affiliated Managers Group, Inc. .......... 4,044 1,483,056
Artisan Partners Asset Management, Inc. , Class
A ............................ 11,070 434,387
BGC Group, Inc. , Class A .............. 54,515 628,013
Bitgo Holdings, Inc. , Class A
(a) (b)
.......... 34,069 165,575
Cohen & Steers, Inc. ................. 5,597 460,465
DigitalBridge Group, Inc. , Class A ......... 57,713 915,905
Evercore, Inc. , Class A ................ 11,227 3,598,927
FactSet Research Systems, Inc. .......... 4,485 1,180,452
Federated Hermes, Inc. , Class B, NVS ..... 8,774 526,089
Freedom Holding Corp.
(a) (b)
............. 5,822 880,694
Hamilton Lane, Inc. , Class A ............ 11,258 1,000,949
Houlihan Lokey, Inc. , Class A ............ 17,132 2,149,895
Jefferies Financial Group, Inc. ........... 17,783 970,952
Lazard, Inc. , Class A .................. 6,319 267,799
MarketAxess Holdings, Inc. ............. 4,832 784,234
Miami International Holdings, Inc.
(a) (b)
....... 24,037 1,130,700
Moelis & Co. , Class A ................. 16,618 1,114,735
Morningstar, Inc. .................... 3,459 666,100
Piper Sandler Cos. ................... 21,245 1,610,371
PJT Partners, Inc. , Class A ............. 8,096 1,362,638
SEI Investments Co. .................. 14,599 1,503,405
Sharplink, Inc.
(a) (b)
.................... 31,947 195,516
StepStone Group, Inc. , Class A .......... 10,864 476,495
Stifel Financial Corp. ................. 32,042 2,656,602
StoneX Group, Inc.
(a)
................. 33,754 2,584,544
TPG, Inc. , Class A ................... 42,858 1,871,180
Tradeweb Markets, Inc. , Class A .......... 36,597 3,677,998
Victory Capital Holdings, Inc. , Class A ...... 7,898 782,139
Wealthfront Corp.
(a) (b)
................. 18,979 180,111
WisdomTree, Inc. .................... 21,784 421,956
36,441,956
Chemicals — 1.5%
Balchem Corp. ..................... 9,798 1,641,704
Celanese Corp. , Class A ............... 15,673 700,897
Ecovyst, Inc.
(a)
...................... 18,839 227,198
Element Solutions, Inc. ................ 69,945 2,569,080
Hawkins, Inc. ...................... 6,260 801,468
HB Fuller Co. ...................... 6,163 340,814
LSB Industries, Inc.
(a)
................. 10,673 116,122
NewMarket Corp. .................... 800 680,128
Olin Corp. ......................... 14,053 260,121
Perimeter Solutions, Inc.
(a)
.............. 42,679 1,306,404
Quaker Chemical Corp. ............... 2,439 391,508
RPM International, Inc. ................ 20,583 2,203,822
Scotts Miracle-Gro Co. (The) ............ 14,382 944,610
Sensient Technologies Corp. ............ 13,312 1,646,295
Westlake Corp. ..................... 9,288 654,804
14,484,975

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Commercial Services & Supplies — 1.0%
ACV Auctions, Inc. , Class A
(a)
............ 51,711 $ 387,315
Brady Corp. , Class A, NVS ............. 7,034 663,095
Brink's Co. (The) .................... 7,417 878,544
Casella Waste Systems, Inc. , Class A
(a) (b)
.... 11,276 1,011,570
GEO Group, Inc. (The)
(a)
............... 13,169 406,791
Healthcare Services Group, Inc.
(a)
......... 10,539 245,559
Interface, Inc. , Class A ................ 9,051 310,087
Liquidity Services, Inc.
(a)
............... 7,064 275,355
MSA Safety, Inc. .................... 11,473 2,182,968
Onterris, Inc.
(a)
...................... 10,071 211,390
OPENLANE, Inc.
(a)
................... 18,300 727,608
Tetra Tech, Inc. ..................... 42,801 1,419,281
UniFirst Corp. ...................... 2,691 788,409
9,507,972
Communications Equipment — 0.9%
(a)
ADTRAN Holdings, Inc. ............... 10,819 92,070
Applied Optoelectronics, Inc.
(b)
........... 24,014 2,265,000
Calix, Inc. ......................... 18,199 653,344
Digi International, Inc. ................. 11,192 780,306
Extreme Networks, Inc. ................ 41,427 1,248,610
Harmonic, Inc. ...................... 18,558 214,345
Ondas, Inc.
(b)
....................... 152,685 1,143,611
Viavi Solutions, Inc. .................. 69,130 2,554,353
8,951,639
Construction & Engineering — 3.3%
AECOM .......................... 17,727 1,283,257
Ameresco, Inc. , Class A
(a) (b)
............. 4,188 88,241
Arcosa, Inc. ....................... 15,068 2,187,874
Argan, Inc. ........................ 4,074 2,323,932
Cardinal Infrastructure Group, Inc. , Class A
(a)
. 5,773 357,291
Centuri Holdings, Inc.
(a)
................ 26,916 749,341
Construction Partners, Inc. , Class A
(a) (b)
..... 14,997 1,549,940
Dycom Industries, Inc.
(a)
............... 9,100 3,649,737
Everus Construction Group, Inc.
(a)
......... 15,964 2,002,364
Fluor Corp.
(a)
....................... 26,311 1,320,023
Granite Construction, Inc. .............. 13,011 1,573,941
IES Holdings, Inc.
(a) (b)
................. 2,908 2,165,122
Legence Corp. , Class A
(a)
.............. 13,260 847,712
Limbach Holdings, Inc.
(a)
............... 3,357 240,697
MYR Group, Inc.
(a)
................... 4,809 1,602,455
NWPX Infrastructure, Inc.
(a)
............. 1,810 222,775
Primoris Services Corp. ............... 16,733 1,412,432
Solv Energy, Inc. , Class A
(a)
............. 4,567 129,840
Sterling Infrastructure, Inc.
(a)
............ 9,575 5,714,073
Tutor Perini Corp. ................... 6,968 583,570
Valmont Industries, Inc. ................ 3,717 1,790,479
WillScot Holdings Corp. , Class A ......... 24,807 602,314
32,397,410
Construction Materials — 0.2%
Eagle Materials, Inc. .................. 4,038 827,548
Knife River Corp.
(a)
................... 15,450 1,130,476
United States Lime & Minerals, Inc. ........ 3,354 369,946
2,327,970
Consumer Finance — 0.9%
Atlanticus Holdings Corp.
(a) (b)
............ 1,105 116,567
Dave, Inc. , Class A
(a) (b)
................ 3,133 1,167,638
Encore Capital Group, Inc.
(a)
............ 3,017 283,839
Enova International, Inc.
(a)
.............. 7,263 1,845,819
EZCORP, Inc. , Class A, NVS
(a) (b)
.......... 8,390 249,770
Figure Technology Solutions, Inc. , Class A
(a) (b)
. 45,282 1,127,975
FirstCash Holdings, Inc. ............... 6,812 1,389,716
Happen, Inc.
(a)
...................... 36,123 691,394
Security
Shares
Shares Value
Consumer Finance (continued)
Nelnet, Inc. , Class A .................. 5,098 $ 692,665
Upstart Holdings, Inc.
(a) (b)
............... 26,638 730,947
8,296,330
Consumer Staples Distribution & Retail — 0.7%
BJ's Wholesale Club Holdings, Inc.
(a)
....... 17,106 1,672,625
Chefs' Warehouse, Inc. (The)
(a)
.......... 6,607 762,118
Maplebear, Inc.
(a)
.................... 25,117 1,120,218
PriceSmart, Inc. ..................... 7,985 1,548,371
Sprouts Farmers Market, Inc.
(a)
........... 13,323 1,161,233
Yesway, Inc. , Class A
(a) (b)
............... 2,948 61,672
6,326,237
Containers & Packaging — 0.4%
AptarGroup, Inc. .................... 10,390 1,391,844
Avery Dennison Corp. ................. 8,476 1,438,632
Greif, Inc. , Class A, NVS ............... 4,078 352,951
Greif, Inc. , Class B ................... 469 50,877
TriMas Corp. ....................... 3,834 153,092
3,387,396
Distributors — 0.1%
GigaCloud Technology, Inc. , Class A
(a)
...... 3,992 174,610
Pool Corp. ........................ 3,872 719,069
893,679
Diversified Consumer Services — 1.4%
American Public Education, Inc.
(a)
......... 5,770 279,903
Bright Horizons Family Solutions, Inc.
(a)
..... 16,548 1,233,488
Carriage Services, Inc. , Class A .......... 2,396 96,726
Coursera, Inc.
(a) (b)
.................... 57,882 307,353
Covista, Inc.
(a)
...................... 10,563 1,318,791
Duolingo, Inc. , Class A
(a)
............... 12,062 1,626,078
Frontdoor, Inc.
(a)
..................... 14,628 1,062,432
Grand Canyon Education, Inc.
(a)
.......... 8,209 1,193,096
Laureate Education, Inc.
(a)
.............. 36,589 1,401,725
Lincoln Educational Services Corp.
(a)
....... 8,347 349,072
OneSpaWorld Holdings Ltd. ............. 28,933 745,314
Perdoceo Education Corp. .............. 8,762 278,719
Service Corp. International ............. 22,867 1,970,907
Stride, Inc.
(a) (b)
...................... 8,150 654,363
Universal Technical Institute, Inc.
(a)
........ 16,520 649,401
13,167,368
Diversified REITs — 0.1%
Essential Properties Realty Trust, Inc. ...... 30,051 940,296
Diversified Telecommunication Services — 0.4%
Bandwidth, Inc. , Class A
(a)
.............. 9,325 364,980
Globalstar, Inc.
(a)
.................... 16,468 1,373,102
IDT Corp. , Class B ................... 3,527 232,288
Iridium Communications, Inc. ............ 29,875 1,414,283
Liberty Latin America Ltd. , Class A
(a)
....... 9,522 77,604
Liberty Latin America Ltd. , Class C, NVS
(a)
... 32,438 261,775
Uniti Group, Inc.
(b)
................... 35,445 344,525
4,068,557
Electric Utilities — 0.3%
IDACORP, Inc. ..................... 7,925 1,132,562
MGE Energy, Inc. .................... 4,979 395,980
Oklo, Inc. , Class A
(a) (b)
................. 18,506 718,588
TXNM Energy, Inc. ................... 13,700 793,504
3,040,634
Electrical Equipment — 1.8%
Acuity, Inc. ........................ 5,154 1,692,522
Allient, Inc. ........................ 2,216 193,811
American Superconductor Corp.
(a)
........ 14,463 424,778

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electrical Equipment (continued)
Amprius Technologies, Inc.
(a)
............ 38,042 $ 365,203
Array Technologies, Inc.
(a) (b)
............. 12,503 65,266
Babcock & Wilcox Enterprises, Inc.
(a)
....... 22,957 213,959
Energy Vault Holdings, Inc.
(a) (b)
........... 42,892 122,242
EnerSys .......................... 7,413 1,379,189
Enovix Corp.
(a) (b)
..................... 60,169 246,091
Eos Energy Enterprises, Inc. , Class A
(a) (b)
.... 103,743 350,651
Forgent Power Solutions, Inc. , Class A
(a)
.... 28,535 949,359
Generac Holdings, Inc.
(a)
............... 18,495 3,645,550
LSI Industries, Inc. ................... 9,874 230,953
NANO Nuclear Energy, Inc.
(a) (b)
........... 13,120 208,739
NuScale Power Corp. , Class A
(a) (b)
......... 48,644 409,583
Powell Industries, Inc. ................. 9,351 1,951,367
Power Solutions International, Inc.
(a)
....... 2,701 74,575
Preformed Line Products Co. ............ 523 186,701
Regal Rexnord Corp. ................. 13,688 2,809,188
Shoals Technologies Group, Inc. , Class A
(a) (b)
. 50,237 439,071
Vicor Corp.
(a)
....................... 7,733 1,603,592
17,562,390
Electronic Equipment, Instruments & Components — 3.7%
Advanced Energy Industries, Inc. ......... 11,877 3,438,629
Aeva Technologies, Inc.
(a) (b)
............. 7,143 125,288
Arlo Technologies, Inc.
(a)
............... 33,119 487,512
Avnet, Inc. ........................ 9,722 863,702
Badger Meter, Inc. ................... 4,939 663,555
Bel Fuse, Inc. , Class A
(b)
............... 498 111,119
Bel Fuse, Inc. , Class B, NVS ............ 3,587 975,556
Belden, Inc. ....................... 6,293 780,647
Benchmark Electronics, Inc. ............ 9,957 794,270
Cognex Corp. ...................... 48,123 3,139,544
CTS Corp. ........................ 8,514 545,918
Daktronics, Inc.
(a)
.................... 11,232 222,057
ePlus, Inc. ........................ 4,415 407,990
Evolv Technologies Holdings, Inc.
(a)
........ 49,803 275,411
IPG Photonics Corp.
(a) (b)
............... 7,469 635,313
Itron, Inc.
(a) (b)
....................... 13,457 1,341,125
LightPath Technologies, Inc. , Class A
(a) (b)
.... 17,655 183,082
Lightwave Logic, Inc.
(a) (b)
............... 47,016 303,723
Littelfuse, Inc. ...................... 5,328 2,355,669
Mirion Technologies, Inc. , Class A
(a)
....... 71,355 1,068,898
Napco Security Technologies, Inc. ........ 10,752 398,684
nLight, Inc.
(a)
....................... 16,643 1,145,038
Novanta, Inc.
(a) (b)
.................... 11,185 1,594,422
OSI Systems, Inc.
(a)
.................. 5,093 1,127,539
Ouster, Inc. , Class A
(a)
................. 19,941 777,898
PC Connection, Inc. .................. 1,449 121,310
Plexus Corp.
(a)
...................... 7,565 1,901,387
Ralliant Corp. ...................... 19,767 1,292,169
Rogers Corp.
(a)
..................... 5,138 634,389
Sanmina Corp.
(a)
.................... 16,292 3,023,143
Vishay Intertechnology, Inc. ............. 43,898 1,502,190
Vishay Precision Group, Inc.
(a)
........... 3,551 326,870
Vontier Corp. ....................... 16,330 524,683
Zebra Technologies Corp. , Class A
(a)
....... 7,921 2,327,348
35,416,078
Energy Equipment & Services — 1.7%
Archrock, Inc. ...................... 53,814 1,924,389
Bristow Group, Inc. , Class A ............ 3,355 152,049
Cactus, Inc. , Class A ................. 13,113 852,476
Flowco Holdings, Inc. , Class A ........... 11,713 239,531
Helix Energy Solutions Group, Inc.
(a)
....... 38,947 370,386
Helmerich & Payne, Inc. ............... 28,680 991,468
Innovex International, Inc.
(a)
............. 9,078 254,910
Security
Shares
Shares Value
Energy Equipment & Services (continued)
Kodiak Gas Services, Inc. .............. 31,211 $ 1,832,398
Liberty Energy, Inc. , Class A ............ 49,460 925,396
Nabors Industries Ltd.
(a)
............... 2,026 173,567
Noble Corp. plc ..................... 14,146 599,790
NOV, Inc. ......................... 74,441 1,446,389
Oceaneering International, Inc.
(a) (b)
........ 31,674 1,545,058
Patterson-UTI Energy, Inc. ............. 54,346 569,546
ProFrac Holding Corp. , Class A
(a)
......... 5,090 20,564
ProPetro Holding Corp.
(a)
............... 30,431 337,784
Seadrill Ltd.
(a)
...................... 8,555 383,606
Solaris Energy Infrastructure, Inc. , Class A
(b)
.. 16,390 842,610
TETRA Technologies, Inc.
(a)
............. 22,355 172,133
Tidewater, Inc.
(a)
.................... 14,722 1,105,033
Valaris Ltd.
(a)
....................... 17,864 1,414,650
16,153,733
Entertainment — 1.4%
Atlanta Braves Holdings, Inc. , Class A
(a) (b)
.... 3,047 165,787
Atlanta Braves Holdings, Inc. , Class C, NVS
(a)
14,946 759,705
Cinemark Holdings, Inc. ............... 30,956 1,132,680
IMAX Corp.
(a)
...................... 14,420 689,853
Madison Square Garden Entertainment Corp. ,
Class A
(a)
....................... 12,754 985,374
Madison Square Garden Sports Corp.
(a)
..... 5,218 2,054,222
Roku, Inc. , Class A
(a)
................. 41,009 5,946,715
Sphere Entertainment Co. , Class A
(a)
....... 4,466 639,755
Stubhub Holdings, Inc. , Class A
(a)
......... 22,872 193,040
Warner Music Group Corp. , Class A ....... 43,688 1,134,140
13,701,271
Financial Services — 0.9%
Chime Financial, Inc. , Class A
(a)
.......... 62,196 1,429,886
Flywire Corp.
(a)
..................... 35,526 568,771
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. ..................... 17,911 678,290
Jack Henry & Associates, Inc. ........... 14,210 2,188,908
Marqeta, Inc. , Class A
(a)
............... 12,301 213,545
Paymentus Holdings, Inc. , Class A
(a)
....... 18,065 616,017
Payoneer Global, Inc.
(a)
................ 71,453 512,318
Remitly Global, Inc.
(a)
................. 49,374 1,124,246
Sezzle, Inc.
(a)
...................... 5,355 828,686
Velocity Financial, Inc.
(a) (b)
.............. 4,768 83,631
8,244,298
Food Products — 0.4%
Darling Ingredients, Inc.
(a)
.............. 49,750 3,016,840
Freshpet, Inc.
(a)
..................... 8,238 490,490
Marzetti Co. (The) ................... 3,089 330,121
Mission Produce, Inc.
(a)
................ 14,919 188,129
Tootsie Roll Industries, Inc.
(b)
............ 5,082 198,300
4,223,880
Gas Utilities — 0.2%
Chesapeake Utilities Corp. ............. 3,264 433,394
National Fuel Gas Co. ................ 9,969 820,548
Southwest Gas Holdings, Inc. ........... 9,139 817,027
2,070,969
Ground Transportation — 1.6%
ArcBest Corp. ...................... 6,972 1,006,408
Knight-Swift Transportation Holdings, Inc. , Class
A ............................ 49,339 3,430,541
Landstar System, Inc. ................. 4,710 823,167
Lyft, Inc. , Class A
(a)
................... 65,185 1,033,834
RXO, Inc.
(a)
........................ 51,442 1,041,700
Ryder System, Inc. ................... 11,962 3,067,296
Saia, Inc.
(a) (b)
....................... 8,340 2,899,234

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Ground Transportation (continued)
Schneider National, Inc. , Class B ......... 14,690 $ 525,021
U-Haul Holding Co.
(a)
................. 801 56,799
U-Haul Holding Co. , NVS .............. 10,190 637,690
Werner Enterprises, Inc. ............... 18,881 706,527
15,228,217
Health Care Equipment & Supplies — 3.1%
Align Technology, Inc.
(a)
................ 9,581 1,620,722
Alphatec Holdings, Inc.
(a)
............... 15,473 147,303
Artivion, Inc.
(a)
...................... 14,407 386,540
AtriCure, Inc.
(a)
..................... 14,843 560,472
AxoGen, Inc.
(a)
...................... 15,941 672,870
Butterfly Network, Inc. , Class A
(a)
......... 25,570 181,803
Cooper Cos., Inc. (The)
(a)
.............. 24,891 1,800,117
Envista Holdings Corp.
(a) (b)
.............. 22,866 624,470
Establishment Labs Holdings, Inc.
(a)
....... 7,622 705,340
Glaukos Corp.
(a)
..................... 17,734 2,956,612
Globus Medical, Inc. , Class A
(a)
.......... 35,610 2,805,712
Haemonetics Corp.
(a)
................. 5,390 461,061
ICU Medical, Inc.
(a)
................... 2,804 472,502
Inspire Medical Systems, Inc.
(a)
.......... 8,537 428,643
Insulet Corp.
(a)
...................... 21,964 3,631,747
Integer Holdings Corp.
(a) (b)
.............. 3,803 460,962
iRadimed Corp. ..................... 2,581 234,510
IRhythm Holdings, Inc.
(a)
............... 10,262 1,202,399
Kestra Medical Technologies Ltd.
(a) (b)
....... 8,637 197,183
Lantheus Holdings, Inc.
(a)
.............. 20,436 2,036,243
LeMaitre Vascular, Inc. ................ 6,654 674,183
Merit Medical Systems, Inc.
(a)
............ 18,703 1,589,942
Omnicell, Inc.
(a)
..................... 7,103 251,233
Penumbra, Inc.
(a)
.................... 11,923 3,829,548
PROCEPT BioRobotics Corp.
(a)
.......... 17,582 327,377
STAAR Surgical Co.
(a)
................. 4,729 115,198
Tandem Diabetes Care, Inc.
(a)
........... 21,943 427,888
TransMedics Group, Inc.
(a) (b)
............. 10,251 784,304
UFP Technologies, Inc.
(a)
............... 2,404 612,491
30,199,375
Health Care Providers & Services — 3.5%
Addus HomeCare Corp.
(a)
.............. 2,988 345,054
Alignment Healthcare, Inc.
(a)
............ 19,498 289,545
Astrana Health, Inc.
(a)
................. 12,295 437,210
Aveanna Healthcare Holdings, Inc.
(a)
....... 9,369 87,975
Billiontoone, Inc. , Class A
(a)
............. 1,962 271,933
BrightSpring Health Services, Inc.
(a)
....... 47,225 2,819,805
Brookdale Senior Living, Inc.
(a)
........... 31,355 457,783
Chemed Corp. ...................... 2,281 1,214,062
CorVel Corp.
(a)
...................... 9,412 565,285
DaVita, Inc.
(a) (b)
..................... 6,082 1,460,227
Encompass Health Corp. .............. 17,163 1,906,294
Ensign Group, Inc. (The) ............... 18,385 3,275,472
GeneDx Holdings Corp. , Class A
(a)
........ 8,113 528,238
Guardant Health, Inc.
(a)
................ 40,189 6,510,216
Guardian Pharmacy Services, Inc. , Class A
(a)
. 10,374 410,084
HealthEquity, Inc.
(a) (b)
................. 26,191 2,635,077
Hims & Hers Health, Inc. , Class A
(a) (b)
...... 63,441 1,761,757
Innovage Holding Corp.
(a)
.............. 8,280 94,061
LifeStance Health Group, Inc.
(a)
.......... 64,761 678,695
Molina Healthcare, Inc.
(a)
............... 7,422 1,451,892
National HealthCare Corp. .............. 2,856 645,542
NeoGenomics, Inc.
(a)
................. 40,428 618,144
Omada Health, Inc.
(a)
................. 15,400 305,536
PACS Group, Inc.
(a)
.................. 14,926 686,745
Pennant Group, Inc. (The)
(a)
............. 10,948 441,423
Privia Health Group, Inc.
(a)
.............. 35,952 850,984
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Progyny, Inc.
(a)
...................... 23,224 $ 722,963
RadNet, Inc.
(a)
...................... 21,545 1,374,140
Surgery Partners, Inc.
(a)
............... 25,726 396,180
Talkspace, Inc.
(a)
.................... 43,469 226,908
US Physical Therapy, Inc. .............. 2,664 210,616
33,679,846
Health Care REITs — 0.9%
American Healthcare REIT, Inc. .......... 29,908 1,662,885
CareTrust REIT, Inc. .................. 37,462 1,571,156
Diversified Healthcare Trust
(a)
............ 51,191 455,600
Healthpeak Properties, Inc. ............. 74,689 1,630,461
Janus Living, Inc. , Class A-1 ............ 23,183 700,358
National Health Investors, Inc. ........... 5,487 420,579
National Healthcare Properties, Inc. ....... 6,130 93,728
Omega Healthcare Investors, Inc. ......... 36,823 1,864,349
Sabra Health Care REIT, Inc. ............ 32,038 678,244
9,077,360
Health Care Technology — 0.3%
(a)
Doximity, Inc. , Class A ................ 39,099 817,560
HeartFlow, Inc. ..................... 23,406 590,533
Schrodinger, Inc.
(b)
................... 7,511 113,717
Waystar Holding Corp. ................ 42,956 906,801
2,428,611
Hotel & Resort REITs — 0.3%
DiamondRock Hospitality Co. ............ 59,813 791,924
Ryman Hospitality Properties, Inc. ........ 10,653 1,423,774
Sunstone Hotel Investors, Inc. ........... 25,188 296,463
Xenia Hotels & Resorts, Inc. ............ 15,797 325,102
2,837,263
Hotels, Restaurants & Leisure — 3.3%
BJ's Restaurants, Inc.
(a)
................ 2,737 185,049
Brinker International, Inc.
(a)
............. 5,466 1,168,084
Caesars Entertainment, Inc.
(a)
........... 26,037 774,601
Cava Group, Inc.
(a) (b)
.................. 30,373 1,981,231
Cheesecake Factory, Inc. (The) .......... 6,374 646,451
Choice Hotels International, Inc.
(b)
......... 3,942 439,494
Churchill Downs, Inc. ................. 21,058 1,775,189
Domino's Pizza, Inc. .................. 4,940 1,716,354
DraftKings, Inc. , Class A
(a)
.............. 79,149 1,858,418
Dutch Bros, Inc. , Class A
(a)
............. 39,171 2,578,627
First Watch Restaurant Group, Inc.
(a)
....... 7,516 96,581
Global Business Travel Group I
(a)
......... 41,210 389,022
Hilton Grand Vacations, Inc.
(a)
........... 7,420 342,359
Hyatt Hotels Corp. , Class A ............. 12,361 2,151,556
Life Time Group Holdings, Inc.
(a)
.......... 49,853 2,248,370
Lindblad Expeditions Holdings, Inc.
(a)
....... 15,421 456,153
Monarch Casino & Resort, Inc. ........... 3,839 471,237
Navan, Inc. , Class A
(a)
................. 18,268 486,294
Norwegian Cruise Line Holdings Ltd.
(a) (b)
.... 65,744 1,218,236
Planet Fitness, Inc. , Class A
(a)
........... 24,215 1,353,861
Pursuit Attractions & Hospitality, Inc.
(a)
...... 6,289 317,783
Red Rock Resorts, Inc. , Class A .......... 14,897 959,963
Rush Street Interactive, Inc. , Class A
(a)
..... 28,297 761,472
Shake Shack, Inc. , Class A
(a)
............ 11,376 713,844
Target Hospitality Corp.
(a)
.............. 8,161 124,047
Texas Roadhouse, Inc. , Class A .......... 20,671 4,246,650
Vail Resorts, Inc. .................... 6,119 914,056
Wingstop, Inc. ...................... 8,722 1,129,412
Wyndham Hotels & Resorts, Inc. ......... 8,410 629,573
32,133,967

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Household Durables — 0.6%
Cavco Industries, Inc.
(a)
................ 2,236 $ 1,223,159
Century Communities, Inc. ............. 3,785 254,201
Champion Homes, Inc.
(a)
............... 16,209 1,290,398
Installed Building Products, Inc. .......... 4,365 973,133
Sonos, Inc.
(a)
....................... 33,717 494,291
Toll Brothers, Inc. .................... 9,873 1,440,372
5,675,554
Household Products — 0.1%
Oil-Dri Corp. of America ............... 1,637 162,407
WD-40 Co. ........................ 4,114 934,454
1,096,861
Independent Power and Renewable Electricity Producers — 0.2%
Ormat Technologies, Inc. ............... 18,383 1,793,813
Industrial REITs — 0.9%
EastGroup Properties, Inc. ............. 16,871 3,526,208
First Industrial Realty Trust, Inc. .......... 20,505 1,350,049
LXP Industrial Trust .................. 10,746 650,455
Rexford Industrial Realty, Inc. ........... 25,234 953,088
STAG Industrial, Inc. ................. 29,895 1,143,783
Terreno Realty Corp. ................. 20,720 1,484,588
9,108,171
Insurance — 2.2%
Accelerant Holdings , Class A
(a) (b)
.......... 18,101 215,040
American Financial Group, Inc. .......... 7,614 1,079,056
Assured Guaranty Ltd. ................ 6,609 546,696
Ategrity Specialty Holdings LLC
(a)
......... 3,350 80,467
Baldwin Insurance Group, Inc. (The) , Class A
(a) (b)
15,669 434,658
Bowhead Specialty Holdings, Inc.
(a) (b)
....... 4,869 148,943
Erie Indemnity Co. , Class A, NVS ......... 4,368 1,057,231
Exzeo Group, Inc.
(a) (b)
................. 4,795 74,418
Goosehead Insurance, Inc. , Class A
(a)
...... 7,007 434,434
Hagerty, Inc. , Class A
(a)
................ 15,047 173,492
Hanover Insurance Group, Inc. (The) ...... 10,696 2,488,210
HCI Group, Inc. ..................... 3,272 572,633
Kinsale Capital Group, Inc. ............. 6,962 2,481,396
Lemonade, Inc.
(a) (b)
................... 22,612 1,092,386
Mercury General Corp. ................ 4,486 480,540
Neptune Insurance Holdings, Inc. , Class A
(a)
.. 7,656 242,772
Oscar Health, Inc. , Class A
(a)
............ 70,748 2,208,753
Palomar Holdings, Inc.
(a)
............... 5,526 739,323
Porch Group, Inc.
(a)
.................. 25,913 374,443
Primerica, Inc. ...................... 4,921 1,574,523
RLI Corp. ......................... 14,955 915,844
Root, Inc. , Class A
(a)
.................. 3,719 201,384
Ryan Specialty Holdings, Inc. , Class A
(b)
.... 34,418 1,519,899
SiriusPoint Ltd.
(a)
.................... 2,307 54,561
Skyward Specialty Insurance Group, Inc.
(a)
... 7,392 443,150
Trupanion, Inc.
(a) (b)
................... 10,392 254,500
Universal Insurance Holdings, Inc. ........ 4,945 216,146
White Mountains Insurance Group Ltd.
(b)
.... 755 1,583,786
21,688,684
Interactive Media & Services — 0.5%
Cargurus, Inc. , Class A
(a)
............... 21,297 771,803
Grindr, Inc.
(a)
....................... 9,404 163,065
Match Group, Inc. ................... 29,899 1,178,320
Pinterest, Inc. , Class A
(a) (b)
.............. 59,280 1,423,313
RUM Group, Inc. , Class A
(a) (b)
............ 35,615 207,992
Snap, Inc. , Class A, NVS
(a)
............. 189,541 888,947
Webtoon Entertainment, Inc.
(a)
........... 4,126 37,629
Yelp, Inc. , Class A
(a)
.................. 6,402 169,205
4,840,274
Security
Shares
Shares Value
IT Services — 1.9%
(a)
Akamai Technologies, Inc.
(b)
............. 19,217 $ 2,213,414
Applied Digital Corp.
(b)
................ 76,988 2,108,701
DigitalOcean Holdings, Inc. ............. 23,545 2,766,538
Fastly, Inc. , Class A .................. 45,524 1,031,574
Gartner, Inc. ....................... 8,816 1,331,392
GoDaddy, Inc. , Class A ................ 23,367 1,933,386
Okta, Inc. , Class A ................... 52,868 7,503,555
18,888,560
Leisure Products — 0.5%
Acushnet Holdings Corp. ............... 4,598 465,640
Brunswick Corp. .................... 20,470 1,617,130
Callaway Golf Co.
(a)
.................. 43,656 805,890
Hasbro, Inc. ....................... 14,100 1,324,554
Tron, Inc.
(a) (b)
....................... 9,293 13,010
YETI Holdings, Inc.
(a)
................. 9,644 471,977
4,698,201
Life Sciences Tools & Services — 1.8%
10X Genomics, Inc. , Class A
(a)
........... 14,876 703,189
Adaptive Biotechnologies Corp.
(a)
......... 48,637 1,097,737
Azenta, Inc.
(a)
...................... 11,972 336,772
BioLife Solutions, Inc.
(a)
................ 13,530 423,219
Bio-Rad Laboratories, Inc. , Class A
(a)
....... 2,680 872,286
Bio-Techne Corp. .................... 28,433 2,049,735
Bruker Corp. ....................... 11,768 739,501
Fortrea Holdings, Inc.
(a)
................ 17,416 333,865
Medpace Holdings, Inc.
(a)
.............. 7,193 4,151,152
OmniAb, Inc., 12.50 Earnout Shares
(a) (d)
..... 1,386 —
OmniAb, Inc., 15.00 Earnout Shares
(a) (d)
..... 1,386 —
Repligen Corp.
(a) (b)
................... 16,831 2,373,339
Revvity, Inc. ....................... 13,776 1,550,076
Sotera Health Co.
(a)
.................. 77,533 1,384,739
Tempus AI, Inc. , Class A
(a) (b)
............. 36,082 1,582,917
17,598,527
Machinery — 6.2%
AGCO Corp. ....................... 10,079 1,029,671
Alamo Group, Inc. ................... 1,671 265,823
Alliance Laundry Holdings, Inc.
(a) (b)
........ 14,295 376,959
Allison Transmission Holdings, Inc. ........ 17,896 2,049,808
Astec Industries, Inc. ................. 2,843 144,026
Atmus Filtration Technologies, Inc. ........ 4,360 225,107
Blue Bird Corp.
(a) (b)
................... 9,228 686,471
CECO Environmental Corp.
(a) (b)
.......... 16,016 1,055,294
Crane Co. ......................... 15,497 3,307,990
Donaldson Co., Inc. .................. 21,405 2,017,207
Douglas Dynamics, Inc. ............... 4,473 197,394
Enerpac Tool Group Corp. , Class A ........ 16,058 573,913
Enpro, Inc. ........................ 6,608 2,074,383
Esab Corp. ........................ 9,295 804,296
ESCO Technologies, Inc. .............. 7,970 2,512,861
Federal Signal Corp. ................. 19,164 2,394,542
Flowserve Corp. .................... 22,783 1,731,280
Franklin Electric Co., Inc. .............. 12,184 1,275,908
Gorman-Rupp Co. (The) ............... 6,534 530,495
Graco, Inc. ........................ 31,815 2,525,475
Graham Corp.
(a)
..................... 3,479 333,636
Helios Technologies, Inc. ............... 5,289 412,066
IDEX Corp. ........................ 12,260 2,825,317
JBT Marel Corp. .................... 9,379 1,298,710
Kadant, Inc. ....................... 3,675 1,130,063
Kennametal, Inc. .................... 15,395 522,968
Lincoln Electric Holdings, Inc. ........... 17,229 4,502,110
Lindsay Corp. ...................... 1,234 136,752
Middleby Corp. (The)
(a)
................ 6,102 815,105

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery (continued)
Mueller Industries, Inc. ................ 37,861 $ 2,514,349
Mueller Water Products, Inc. , Class A ...... 49,553 1,250,718
Nordson Corp. ...................... 15,734 4,685,271
Oshkosh Corp. ..................... 10,376 1,477,646
Pentair plc ........................ 22,263 1,456,891
Proto Labs, Inc.
(a)
.................... 7,317 549,141
SPX Technologies, Inc.
(a)
............... 15,262 3,351,840
Standex International Corp. ............. 2,514 745,401
Symbotic, Inc. , Class A
(a) (b)
.............. 20,103 865,434
Timken Co. (The) .................... 9,543 1,312,640
Toro Co. (The) ...................... 17,480 1,605,888
Watts Water Technologies, Inc. , Class A ..... 8,331 2,880,776
60,451,625
Marine Transportation — 0.3%
Kirby Corp.
(a)
....................... 16,132 2,115,550
Matson, Inc. ....................... 5,361 1,086,085
3,201,635
Media — 0.7%
DoubleVerify Holdings, Inc.
(a)
............ 21,970 247,163
iHeartMedia, Inc. , Class A
(a)
............. 32,682 117,328
Magnite, Inc.
(a)
...................... 19,999 385,981
New York Times Co. (The) , Class A ........ 45,167 3,382,557
Nexstar Media Group, Inc. , Class A ........ 3,574 680,954
NIQ Global Intelligence plc
(a)
............ 21,550 240,713
Trade Desk, Inc. (The) , Class A
(a)
......... 76,770 1,384,931
6,439,627
Metals & Mining — 0.8%
Commercial Metals Co. ................ 17,342 1,191,742
Compass Minerals International, Inc.
(a)
...... 9,993 293,195
Constellium SE , Class A
(a)
.............. 37,525 1,042,445
Hecla Mining Co. .................... 93,701 1,323,058
Hycroft Mining Holding Corp. , Class A
(a) (b)
.... 6,512 127,179
Ivanhoe Electric, Inc.
(a)
................ 12,932 118,328
Kaiser Aluminum Corp. ................ 2,211 353,052
Materion Corp. ..................... 6,393 1,347,900
McEwen, Inc.
(a) (b)
.................... 7,565 130,799
Metallus, Inc.
(a)
..................... 5,317 106,978
MP Materials Corp. , Class A
(a) (b)
.......... 44,111 1,824,872
United States Antimony Corp.
(a) (b)
......... 39,394 199,728
8,059,276
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Apollo Commercial Real Estate Finance, Inc. . 24,621 162,991
Office REITs — 0.2%
BXP, Inc. ......................... 18,898 1,325,128
Vornado Realty Trust ................. 25,195 992,431
2,317,559
Oil, Gas & Consumable Fuels — 1.3%
Antero Midstream Corp. ............... 31,622 694,735
Antero Resources Corp.
(a)
.............. 58,749 2,123,189
Calumet, Inc.
(a)
..................... 22,727 1,004,306
Centrus Energy Corp. , Class A
(a) (b)
........ 5,483 970,107
CNX Resources Corp.
(a)
............... 42,611 1,525,474
Comstock Resources, Inc.
(a) (b)
........... 18,153 240,709
DT Midstream, Inc. ................... 16,341 2,255,058
Green Plains, Inc.
(a)
.................. 21,295 358,821
Range Resources Corp. ............... 29,455 1,182,324
REX American Resources Corp.
(a)
........ 4,326 186,191
Tamboran Resources Corp.
(a)
............ 5,968 198,436
Uranium Energy Corp.
(a) (b)
.............. 152,571 1,464,682
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Venture Global, Inc. , Class A ............ 35,604 $ 476,381
12,680,413
Paper & Forest Products — 0.0%
Sylvamo Corp. ..................... 5,063 189,407
Passenger Airlines — 0.5%
(a)
Alaska Air Group, Inc. ................. 15,679 743,968
American Airlines Group, Inc. ............ 204,799 3,127,281
Frontier Group Holdings, Inc. ............ 14,549 98,206
Joby Aviation, Inc. , Class A
(b)
............ 120,716 863,119
4,832,574
Personal Care Products — 0.2%
elf Beauty, Inc.
(a)
.................... 18,140 1,503,624
Interparfums, Inc. .................... 3,352 417,492
1,921,116
Pharmaceuticals — 2.0%
AtaiBeckley, Inc.
(a)
................... 35,248 253,081
Axsome Therapeutics, Inc.
(a)
............ 13,202 2,877,904
Corcept Therapeutics, Inc.
(a)
............ 30,789 3,525,033
Crinetics Pharmaceuticals, Inc.
(a)
......... 32,694 2,730,603
Edgewise Therapeutics, Inc.
(a)
........... 13,816 530,949
Elanco Animal Health, Inc.
(a)
............. 83,774 2,209,120
Enliven Therapeutics, Inc.
(a)
............. 12,024 659,035
Harmony Biosciences Holdings, Inc.
(a)
...... 7,612 268,247
Harrow, Inc.
(a) (b)
..................... 8,711 337,725
Indivior Pharmaceuticals, Inc.
(a)
.......... 14,261 570,583
Innoviva, Inc.
(a)
..................... 12,208 256,002
Ligand Pharmaceuticals, Inc.
(a)
........... 3,926 1,128,882
Liquidia Corp.
(a)
..................... 10,132 852,203
MBX Biosciences, Inc.
(a) (b)
.............. 2,970 195,812
Ocular Therapeutix, Inc.
(a)
.............. 29,191 238,490
Phathom Pharmaceuticals, Inc.
(a) (b)
........ 18,573 162,514
Phibro Animal Health Corp. , Class A ....... 6,251 227,099
Septerna, Inc.
(a)
..................... 6,294 216,828
Supernus Pharmaceuticals, Inc.
(a)
......... 5,421 241,939
Tarsus Pharmaceuticals, Inc.
(a)
........... 12,043 711,019
Trevi Therapeutics, Inc.
(a)
.............. 37,042 676,017
WaVe Life Sciences Ltd.
(a)
.............. 14,793 81,509
Xeris Biopharma Holdings, Inc.
(a)
......... 50,928 411,498
19,362,092
Professional Services — 1.9%
Barrett Business Services, Inc. ........... 3,691 144,096
CACI International, Inc. , Class A
(a)
........ 3,949 1,965,615
CRA International, Inc. ................ 1,920 343,737
ExlService Holdings, Inc.
(a)
............. 47,945 1,626,774
Exponent, Inc. ...................... 15,051 1,006,159
FTI Consulting, Inc.
(a)
................. 9,285 1,479,843
Huron Consulting Group, Inc.
(a)
........... 4,940 749,744
Innodata, Inc.
(a) (b)
.................... 9,896 621,766
Legalzoom.com, Inc.
(a)
................ 33,651 264,833
Parsons Corp.
(a)
..................... 6,327 279,717
Paycom Software, Inc. ................ 5,527 906,207
Paylocity Holding Corp.
(a)
.............. 12,650 1,744,372
Planet Labs PBC , Class A
(a) (b)
............ 89,517 1,833,308
Robert Half, Inc. .................... 10,909 412,360
TIC Solutions, Inc.
(a)
.................. 28,968 211,756
TransUnion ........................ 32,190 2,530,778
UL Solutions, Inc. , Class A .............. 24,431 2,238,857
Verra Mobility Corp. , Class A
(a)
........... 18,830 99,611
Willdan Group, Inc.
(a)
................. 4,596 314,964
18,774,497

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Real Estate Management & Development — 0.3%
AGNT, Inc. ........................ 18,989 $ 76,905
Marcus & Millichap, Inc. ............... 3,398 104,488
St. Joe Co. (The) .................... 13,011 809,805
Zillow Group, Inc. , Class A
(a)
............ 12,734 441,743
Zillow Group, Inc. , Class C, NVS
(a)
........ 52,789 1,797,993
3,230,934
Residential REITs — 0.9%
American Homes 4 Rent , Class A ......... 44,576 1,489,730
Camden Property Trust ................ 17,070 1,891,527
Equity LifeStyle Properties, Inc. .......... 31,583 2,055,106
Independence Realty Trust, Inc. .......... 34,993 581,933
UDR, Inc. ......................... 54,313 2,072,584
UMH Properties, Inc. ................. 14,744 222,782
8,313,662
Retail REITs — 1.3%
Acadia Realty Trust .................. 22,917 514,945
Agree Realty Corp. .................. 17,574 1,367,257
Brixmor Property Group, Inc. ............ 43,379 1,366,872
Curbline Properties Corp. .............. 30,245 926,707
Federal Realty Investment Trust .......... 13,818 1,714,676
InvenTrust Properties Corp. ............. 10,318 365,360
Kite Realty Group Trust ................ 34,773 995,203
Macerich Co. (The) .................. 47,556 1,228,847
NETSTREIT Corp. ................... 13,861 297,319
Phillips Edison & Co., Inc. .............. 21,100 896,539
Regency Centers Corp. ............... 24,508 1,967,747
Tanger, Inc. ........................ 19,463 791,366
Urban Edge Properties ................ 23,552 533,688
12,966,526
Semiconductors & Semiconductor Equipment — 4.4%
ACM Research, Inc. , Class A
(a)
........... 16,312 1,280,003
Aehr Test Systems
(a) (b)
................. 9,392 751,172
Allegro MicroSystems, Inc.
(a)
............ 39,434 1,636,511
Ambarella, Inc.
(a) (b)
................... 13,693 1,177,598
Ambiq Micro, Inc.
(a)
................... 6,643 422,428
Axcelis Technologies, Inc.
(a)
............. 4,961 646,815
AXT, Inc.
(a) (b)
....................... 18,454 1,115,175
Cirrus Logic, Inc.
(a)
................... 7,855 1,016,044
Cohu, Inc.
(a)
....................... 14,258 684,241
Diodes, Inc.
(a)
...................... 8,291 682,515
Enphase Energy, Inc.
(a)
................ 16,404 615,806
FormFactor, Inc.
(a)
................... 24,408 2,592,130
Ichor Holdings Ltd.
(a)
.................. 10,803 813,142
Impinj, Inc.
(a)
....................... 9,003 1,362,694
indie Semiconductor, Inc. , Class A
(a) (b)
...... 64,364 207,896
Kopin Corp.
(a) (b)
..................... 50,015 176,053
Kulicke & Soffa Industries, Inc. ........... 15,997 1,426,932
MaxLinear, Inc. , Class A
(a)
.............. 25,402 1,697,362
Onto Innovation, Inc.
(a)
................ 15,659 4,049,104
PDF Solutions, Inc.
(a) (b)
................ 10,203 470,256
Photronics, Inc.
(a)
.................... 10,740 325,315
Power Integrations, Inc. ............... 16,713 1,014,646
Qorvo, Inc.
(a)
....................... 16,815 1,522,935
Rambus, Inc.
(a)
..................... 33,792 3,076,086
Rigetti Computing, Inc.
(a) (b)
.............. 66,490 994,026
Semtech Corp.
(a)
.................... 29,032 3,420,550
Silicon Laboratories, Inc.
(a)
.............. 10,335 2,247,863
SiTime Corp.
(a)
...................... 6,889 3,686,993
Synaptics, Inc.
(a)
.................... 11,970 1,284,620
Ultra Clean Holdings, Inc.
(a)
............. 13,940 1,161,341
Universal Display Corp. ............... 5,625 450,900
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Veeco Instruments, Inc.
(a)
.............. 9,447 $ 472,350
42,481,502
Software — 10.2%
A10 Networks, Inc. ................... 21,976 649,830
ACI Worldwide, Inc.
(a)
................. 31,605 1,811,915
Adeia, Inc. ........................ 34,509 919,665
Agilysys, Inc.
(a)
..................... 7,965 837,599
Alarm.com Holdings, Inc.
(a)
............. 8,811 482,402
Alkami Technology, Inc.
(a) (b)
............. 17,359 315,413
Amplitude, Inc. , Class A
(a) (b)
............. 27,840 247,219
Appfolio, Inc. , Class A
(a) (b)
.............. 7,526 1,356,110
Appian Corp. , Class A
(a)
............... 11,351 306,023
Arteris, Inc.
(a)
....................... 11,324 338,361
Atlassian Corp. , Class A
(a)
.............. 49,799 5,030,446
Aurora Innovation, Inc. , Class A
(a) (b)
........ 131,539 848,427
AvePoint, Inc. , Class A
(a)
............... 45,655 594,885
Bentley Systems, Inc. , Class B ........... 34,609 1,226,543
BILL Holdings, Inc.
(a) (b)
................. 24,004 1,083,301
BitMine Immersion Technologies, Inc.
(b)
..... 92,528 1,598,884
BlackLine, Inc.
(a)
.................... 7,264 228,090
Box, Inc. , Class A
(a)
.................. 43,365 1,368,166
Braze, Inc. , Class A
(a)
................. 29,310 730,405
CCC Intelligent Solutions Holdings, Inc.
(a)
.... 62,431 380,205
Cipher Digital, Inc.
(a)
.................. 104,036 2,322,084
Cleanspark, Inc.
(a) (b)
.................. 45,387 624,525
Clear Secure, Inc. , Class A ............. 29,546 1,632,121
Commvault Systems, Inc.
(a) (b)
............ 7,285 858,173
DocuSign, Inc. , Class A
(a)
.............. 22,092 1,211,304
Dolby Laboratories, Inc. , Class A ......... 9,702 570,575
D-Wave Quantum, Inc.
(a) (b)
.............. 112,631 2,036,369
Dynatrace, Inc.
(a)
.................... 91,734 4,065,651
Elastic NV
(a)
....................... 26,784 1,762,119
Figma, Inc. , Class A
(a) (b)
................ 71,610 1,741,555
Freshworks, Inc. , Class A
(a)
............. 58,671 666,209
Gitlab, Inc. , Class A
(a)
................. 47,277 1,631,529
Guidewire Software, Inc.
(a)
.............. 25,490 3,872,951
HubSpot, Inc.
(a)
..................... 15,008 3,562,299
Hut 8 Corp.
(a)
....................... 31,822 3,425,002
Intapp, Inc.
(a)
....................... 16,574 541,804
InterDigital, Inc. ..................... 7,923 2,415,129
JFrog Ltd.
(a) (b)
...................... 32,108 2,561,897
Klaviyo, Inc. , Class A
(a) (b)
............... 43,343 773,239
Life360, Inc.
(a) (b)
..................... 24,418 1,319,793
Manhattan Associates, Inc.
(a)
............ 18,550 3,549,728
MARA Holdings, Inc.
(a) (b)
............... 118,393 1,340,209
N-able, Inc.
(a)
....................... 11,394 53,324
nCino, Inc.
(a)
....................... 15,401 284,302
Netskope, Inc. , Class A
(a) (b)
............. 29,032 365,513
Nutanix, Inc. , Class A
(a)
................ 83,807 4,945,451
Pagaya Technologies Ltd. , Class A
(a) (b)
...... 20,679 398,484
Pegasystems, Inc. ................... 15,736 480,735
Procore Technologies, Inc.
(a)
............ 35,648 1,952,441
Q2 Holdings, Inc.
(a)
................... 18,917 1,151,478
Qualys, Inc.
(a)
...................... 5,123 741,554
RingCentral, Inc. , Class A .............. 8,798 489,345
Riot Platforms, Inc.
(a)
................. 59,138 1,192,813
Rubrik, Inc. , Class A
(a)
................. 47,679 3,450,052
SailPoint, Inc.
(a) (b)
.................... 21,603 362,282
Samsara, Inc. , Class A
(a)
............... 101,967 3,800,310
SentinelOne, Inc. , Class A
(a)
............. 102,158 1,947,131
ServiceTitan, Inc. , Class A
(a) (b)
........... 18,863 1,566,761
SoundHound AI, Inc. , Class A
(a) (b)
......... 122,164 748,865
SPS Commerce, Inc.
(a)
................ 6,500 477,035
Tenable Holdings, Inc.
(a)
............... 17,641 575,802

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Morningstar Small-Cap Growth ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Terawulf, Inc.
(a) (b)
.................... 130,237 $ 2,299,985
UiPath, Inc. , Class A
(a) (b)
............... 59,769 762,652
Unity Software, Inc.
(a)
................. 111,637 3,540,009
Varonis Systems, Inc. , Class B
(a)
.......... 35,746 1,428,053
Vertex, Inc. , Class A
(a)
................. 20,222 261,066
Via Transportation, Inc. , Class A
(a) (b)
........ 8,337 169,575
Workiva, Inc. , Class A
(a)
................ 16,552 989,810
Zeta Global Holdings Corp. , Class A
(a)
...... 70,140 1,515,024
98,788,006
Specialized REITs — 0.4%
CubeSmart ........................ 26,177 1,085,298
Lamar Advertising Co. , Class A .......... 11,290 1,805,948
Rayonier, Inc. ...................... 34,425 749,777
Smartstop Self Storage REIT, Inc. ......... 11,688 392,016
4,033,039
Specialty Retail — 1.7%
Abercrombie & Fitch Co. , Class A
(a) (b)
....... 5,256 523,182
Boot Barn Holdings, Inc.
(a)
.............. 9,596 1,429,708
Chewy, Inc. , Class A
(a)
................ 71,430 1,614,318
Five Below, Inc.
(a)
.................... 16,428 3,567,012
Floor & Decor Holdings, Inc. , Class A
(a) (b)
.... 17,624 1,014,614
Murphy USA, Inc. ................... 2,364 1,436,745
National Vision Holdings, Inc.
(a)
.......... 23,484 517,587
RealReal, Inc. (The)
(a)
................. 10,555 127,610
Revolve Group, Inc. , Class A
(a)
........... 12,928 324,622
RH
(a)
............................ 1,764 291,977
Urban Outfitters, Inc.
(a)
................ 5,466 405,468
Valvoline, Inc.
(a) (b)
.................... 38,349 1,472,985
Victoria's Secret & Co.
(a)
............... 10,589 939,033
Warby Parker, Inc. , Class A
(a)
............ 27,589 736,350
Wayfair, Inc. , Class A
(a)
................ 18,681 1,586,017
Winmark Corp. ..................... 524 174,754
16,161,982
Technology Hardware, Storage & Peripherals — 0.1%
(a)
Diebold Nixdorf, Inc. .................. 7,214 530,878
Quantum Computing, Inc.
(b)
............. 28,860 233,766
764,644
Textiles, Apparel & Luxury Goods — 1.0%
Deckers Outdoor Corp.
(a)
............... 24,005 2,325,604
Figs, Inc. , Class A
(a)
.................. 25,968 277,858
Levi Strauss & Co. , Class A ............. 19,851 486,747
Ralph Lauren Corp. , Class A ............ 11,591 4,408,521
Steven Madden Ltd. .................. 22,566 1,039,841
VF Corp. ......................... 46,089 659,994
Wolverine World Wide, Inc. ............. 9,162 180,308
9,378,873
Tobacco — 0.0%
Turning Point Brands, Inc. .............. 5,765 430,127
Trading Companies & Distributors — 1.7%
Applied Industrial Technologies, Inc. ....... 11,600 4,004,436
Core & Main, Inc. , Class A
(a)
............. 31,311 1,376,745
Custom Truck One Source, Inc.
(a)
......... 19,322 196,118
Distribution Solutions Group, Inc.
(a)
........ 1,833 63,367
DXP Enterprises, Inc.
(a)
................ 2,336 366,799
EquipmentShare.com, Inc. , Class A
(a) (b)
..... 13,766 258,112
GATX Corp. ....................... 5,503 984,322
Global Industrial Co. .................. 3,095 110,615
McGrath RentCorp ................... 7,428 855,334
MSC Industrial Direct Co., Inc. , Class A ..... 6,132 756,689
NPK International, Inc.
(a)
............... 24,961 311,763
QXO, Inc.
(a) (b)
....................... 314,282 4,179,951
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
Rush Enterprises, Inc. , Class A .......... 8,812 $ 703,110
Rush Enterprises, Inc. , Class B .......... 1,021 79,362
SiteOne Landscape Supply, Inc.
(a) (b)
........ 13,728 1,296,472
Willis Lease Finance Corp. ............. 1,650 117,694
Xometry, Inc. , Class A
(a) (b)
.............. 8,520 730,334
16,391,223
Water Utilities — 0.2%
American States Water Co. ............. 5,830 499,281
California Water Service Group .......... 6,404 320,905
Essential Utilities, Inc. ................. 31,623 1,260,177
Middlesex Water Co. ................. 2,608 149,438
2,229,801
Total Common Stocks — 99 .8%
(Cost: $ 799,543,530 ) .............................. 969,220,955
Rights
Biotechnology — 0.0%
(a)
Akero Therapeutics, Inc., CVR
(b) (d)
........ 12,116 7,875
Arcellx, Inc., CVR ................... 11,884 832
Sanofi Aatd, Inc., CVR
(d)
............... 4,215 8,093
16,800
Total Rights — 0.0%
(Cost: $ 11,436 ) .................................. 16,800
Total Long-Term Investments — 99.8%
(Cost: $ 799,554,966 ) .............................. 969,237,755
Short-Term Securities
Money Market Funds — 10.0%
(e)(f)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.81%
(g)
.................. 95,319,397 95,347,993
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.65% ................... 1,434,841 1,434,841
Total Short-Term Securities — 10 .0%
(Cost: $ 96,750,824 ) ............................... 96,782,834
Total Investments — 109 .8%
(Cost: $ 896,305,790 ) .............................. 1,066,020,589
Liabilities in Excess of Other Assets — (9.8) % ............. (95,139,045)
Net Assets — 100.0% ...............................
$ 970,881,544
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Morningstar Small-Cap Growth ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/26
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
Shares
Held at
07/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 101,926,884 $ — $ (6,576,618)
(a)
$ (3,225) $ 952 $ 95,347,993 95,319,397 $ 184,648
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 2,859,004 — (1,424,163)
(a)
— — 1,434,841 1,434,841 13,004 —
$ (3,225) $ 952 $ 96,782,834 $ 197,652 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 10 09/18/26 $ 1,469 $ (22,757)

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
Morningstar Small-Cap Growth ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 969,220,955 $ — $ — $ 969,220,955
Rights ................................................ — 832 15,968 16,800
Short-Term Securities
Money Market Funds ...................................... 96,782,834 — — 96,782,834
$ 1,066,003,789 $ 832 $ 15,968 $ 1,066,020,589
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (22,757) $ — $ — $ (22,757)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
CVR Contingent Value Rights
NVS Non-Voting Shares
REIT Real Estate Investment Trust